Employee Benefit Plans (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Risk-free interest rate	2.41%	1.94%
Volatility factor	10.47%	9.35%
Dividends	0.00%	0.00%
Weighted average expected life (years)	5 years	5 years
Forfeiture rate	0.00%	0.00%